Shareholders' Equity (Details) - USD ($)			1 Months Ended		12 Months Ended
	Mar. 08, 2021	Jan. 08, 2021	May 27, 2021	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Repurchased ordinary shares			793,192
Profits after income tax percentage					10.00%
Statutory reserve percentage					50.00%
Required register capital percentage				50.00%
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Number of issued shares	3,625,954
Purchase price (in Dollars per share)	$ 1.31
Repurchased ordinary shares					(793,192)
Warrant to purchase shares	2,719,464
Exercise price per share (in Dollars per share)	$ 1.31
Series A Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Number of issued shares		4,000,000
Preferred Shares, par value (in Dollars per share)		$ 0.001
Purchase price (in Dollars per share)		1
Stated value per share (in Dollars per share)		$ 1.1
Redeemed shares			590,922
Repurchased ordinary shares			793,192
Aggregate consideration (in Dollars)			$ 1,450,000
Series A Preferred Stock [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Redeemed shares			590,922
Aggregate consideration (in Dollars)			$ 1,450,000
Pingtan Fishing [Member]
Shareholders' Equity (Details) [Line Items]
Income tax statutory reserve amount (in Dollars)					$ 126,462	$ 2,961